One Commerce Square
                                           Philadelphia, PA 19103


Delaware Investments


                                             1933 Act Rule 497(j)
                                            		   File No. 2-60770
                                       1940 Act File No. 811-2806


May 31, 2000


Filed via EDGAR (CIK #0000230173)
_________________________________

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C.  20549


Re: 	File No. 2-60770
DELAWARE GROUP CASH RESERVE
---------------------------

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the forms of Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from that contained in Post-Effective Amendment No. 46, the most recent post-effective amendment of Delaware Group Cash Reserve. Post-Effective Amendment No. 46 was filed electronically with the Commission on May 26, 2000 under paragraph (b) of Rule 485 under the Securities Act of 1933.

Very truly yours,

/s/Michael D. Mabry
_____________________
Michael D. Mabry
Vice President/
Assistant Secretary/
Associate General Counsel